EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net income attributable to the common shareholders	$ 10,499,876	$ 20,349,791	$ 12,117,397
Basic weighted-average common shares outstanding	19,837,642	19,926,510	20,012,356
Effect of dilutive securities	0	155,579	0
Diluted weighted-average common shares outstanding	19,837,642	20,082,089	20,012,356
Earnings per share - Basic	$ 0.53	$ 1.02	$ 0.61
Earnings per share - Diluted	$ 0.53	$ 1.01	$ 0.61